Interest and Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Interest and Finance Costs [Abstract]
Interest on finance lease liability	$ 0	$ 363
Amortization of deferred finance costs and debt discounts	763	900
Other	98	112
Interest and finance costs, net of capitalized interest	10,170	10,930
Less: Capitalized interest (Note 7)	(1,031)	0
Interest and finance costs	9,139	10,930
Long-Term Debt and Other Financial Liabilities [Member]
Interest and Finance Costs [Abstract]
Interest expense	$ 9,309	$ 9,555